Property and Equipment (Details) - Blade Urban Air Mobility [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment, gross			$ 2,839	$ 2,462
Less: Accumulated depreciation and amortization			(1,080)	(744)
Total property and equipment, net	$ 1,674		1,759	1,718
Depreciation and amortization	$ 265	$ 265	$ 526	472
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Total property and equipment, gross			$ 437	383
Technology equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Total property and equipment, gross			$ 182	174
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross			$ 2,215	1,900
Vehicle
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Total property and equipment, gross			$ 5	5
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization			$ 336	$ 289